NOTE 11 - CONCENTRATIONS (Details Narrative) (Annual Report [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Affiliated Entity [Member]
Concentration Risk Percentage	1.00%	6.00%
custom:UnAffiliatedEntityMember
Concentration Risk Percentage	94.00%	33.00%